Variable Interest Entities (Tables)	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
	As of September 30, 2022	As of December 31, 2021
Assets
Current assets:
Cash and cash equivalents	$10,045	$1,991
Accounts receivable, net	1,129	40
Restricted cash - current	7,623	—
Short term investments	15,411	—
Prepaid expenses and other current assets	268	113
Total current assets	34,476	2,144
Property, plant and equipment, net	50,099	27,794
Restricted cash, non-current	2,867	1,163
Total assets	$87,442	$31,101

Liabilities and equity
Current liabilities:
Accounts payable	$2,783	$544
Accrued capital expenses	1,493	1,722
Sunoma Loan- current portion	—	756
Total current liabilities	4,276	3,022
Sunoma loan, net of debt issuance costs	22,080	16,199
Total liabilities	26,356	19,221
Equity
Stockholders’ equity	34,412	10,692
Non-redeemable non-controlling interests (1)	26,674	1,188
Total equity	61,086	11,880
Total Liabilities and Equity	$87,442	$31,101